CONSOLIDATED STATEMENTS OF CASH FLOWS (unaudited) (Q1) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (10,630)	$ (10,071)
Adjustments to reconcile net loss to net cash:
Equity earnings of affiliates	(250)	(305)
Content amortization and royalties	11,887	14,173
Depreciation and amortization	1,165	1,523
Foreign currency exchange (gain) loss	841	(156)
Fair value adjustment of stock warrant liability	(497)	1,800
Non-cash interest expense	500	441
Stock-based compensation expense	194	35
Changes in assets and liabilities:
Accounts receivable, net	5,106	9,663
Inventories	958	576
Investments in content, net	(8,796)	(16,490)
Prepaid expenses and other assets	(767)	(922)
Accounts payable and accrued liabilities	(1,614)	(7,437)
Deferred revenue	(1,195)	(822)
Net cash provided by (used in) operating activities	(3,098)	(7,992)
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(69)	(812)
Dividends received from affiliate	0	1,054
Net cash provided by (used in) investing activities	(69)	242
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from production loan	0	9,032
Repayment of senior debt	(613)	(4,000)
Net cash provided by (used in) financing activities	(613)	5,032
Effect of exchange rate changes on cash	246	16
NET INCREASE (DECREASE) IN CASH:	(3,534)	(2,702)
Cash at beginning of period	6,662	7,674
Cash at end of period	3,128	4,972
Cash paid during the year for:
Interest	1,945	1,402
Income taxes	12	23
Non-cash investing activities:
Capital expenditures accrued for in accounts payable and accrued liabilities	$ 75	$ 0